RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Affiliated Entity | Leased Properties
Due to officers or stockholders	$ 160,800
Beneficial Owner, David W. Cheek
Percentage of voting interests	24.24%
Due to related parties	$ 1,959,772
Related party transaction, rate	1.00%
Trustee of an executive officer's irrevocable life insurance trust
Due to related parties	$ 468,422
Accrued interest payment	12,187
Principal loan payment	$ 0